Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of exposure to investment grade securities	95.00%
Percentage of financial institution exposure secured	64.00%
Percent of financial institution exposure expiring within one year	85.00%
Loans	$ 66,063,000,000	$ 67,787,000,000
Allowance for credit losses related to reverse purchase agreements	$ 0	0
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	61.00%
Percentage of past due mortgages (less than)	1.00%
Wealth management loans and mortgages | California | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	22.00%
Wealth management loans and mortgages | New York | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	15.00%
Wealth management loans and mortgages | Florida | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	10.00%
Wealth management loans and mortgages | Massachusetts | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth management loans and mortgages | Other | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	45.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 345,000,000	299,000,000
Fixed-Rate Jumbo Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	70.00%
Loans	$ 97,000,000
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,933,000,000	22,487,000,000
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 4,839,000,000	3,060,000,000
Overdraft repayment period	2 days
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%
Overdrafts | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 4,839,000,000	$ 3,060,000,000